Note 8 - Segments and Significant Group Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
8.	Segments and Significant Group Concentrations of Credit Risk

The chief decision maker assesses performance for the Association and decides how to allocate resources based on net income, cash and cash equivalents, and capital (retained earnings) that is also reported on the  statements of operations and financial condition.  The chief operating decision maker uses net income to evaluate income generated from segment assets (return on assets) in deciding whether to reinvest profits.  Net income is used to monitor budget versus actual results.  The measure of segment assets is reported on the balance sheet as total assets.

The results of the operations for the segment are as follows for the years ended  December 31, 2024 and 2023 (dollars in thousands):

	2024	2023
Interest income	$1,458	$1,483
Interest expense	390	160
Income before provision for credit losses	1,068	1,323
Provision for credit losses	-	-
Income after provision for credit losses	1,068	1,323
Other income	35	36
Noninterest expense (see note)	1,230	1,250
Income before taxes	(127)	109
Income tax provision (benefit)	(27)	23
Net income (loss)	$(100)	$86
Cash and cash equivalents	$9,940	$1,710
Retained Earnings	$13,916	$14,016

Note: The chief operating decision maker reviews non-interest expense at the level included in the Statement of Operations.

Most of the Association's lending activity is with customers located within the greater New Orleans, Louisiana metropolitan area. Generally, the loans are secured. The loans are expected to be repaid from cash flows, proceeds from the sale of selected assets of the borrowers, or insurance proceeds.

The contractual amounts of credit-related financial instruments, such as commitments to extend credit, represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer defaults, and the value of any existing collateral becomes worthless.